ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Advertising Costs	$ 2,200	$ 0
Capitalized Offering Costs	58,156	$ 0
Cash, Fdic Insured Amount	$ 250,000
Preferred Stock, Shares outstanding	36	0
Convertible prefered stock outstanding, per share	$ 0.25
Convertible Series A Preferred Stock
Preferred Stock, Shares outstanding	36	0
Convertible prefered stock outstanding, per share	$ 0.25